Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income taxes
15.	Income taxes

a.	Income tax expense was comprised as follows:

	Successor Registrant	Predecessor Registrant
	Period from May 26, 2011 through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010	2009

ISR:
Current	$1,276	$267	$58	$275
Deferred	(585)	(571)	(73)	37
IETU:
Current	43	357	530	12,441
Deferred	11,399	2,146	264	480

	$12,133	$2,199	$779	$13,233

b.	The significant components of the net deferred liability are:

	Successor Registrant	Predecessor Registrant
Current assets:
Deferred revenue and other	$785	$628
Accrued expenses and other	2,194	2,413
Valuation allowance for deferred tax assets	(2,574)	(1,972)

Total current asset	405	1,069

Current liabilities:
Prepaid insurance	(1,120)	(1,394)
Deferred financing cost	(775)	—

Net current deferred tax liability	$(1,490)	$(325)

Noncurrent assets:
Tax loss carryforwards	$32,838	$143,613
Concessions, net	32,464	29,665
Deferred revenue	6,858	13,540
Other, net	780	165
Valuation allowance for tax loss carryforwards	(26,036)	(144,590)

Total noncurrent asset	46,904	42,393

Noncurrent liabilities:
Satellites and equipment, net	(48,306)	(45,871)
Intangibles, net	(17,015)	(1,935)
Deferred financing cost	(1,472)	—

Total noncurrent liabilities	(66,793)	(47,806)

Net noncurrent deferred tax liability	$(19,889)	$(5,413)

c.	A reconciliation of the statutory income tax rate is as follows:

	Successor Registrant	Predecessor Registrant
	2011	2010	2009
	%	%	%
Statutory income tax rate	30	30	28
Tax inflation effects, including statutory foreign exchanges	(14)	(14)	45
Nondeductible expenses	(6)	(2)	(10)
Effects of ISR and IETU reversal rates of non-monetary assets and liabilities	(130)	(4)	(191)
Change in valuation allowance	77	(16)	(75)

Effective income tax rate	(43)	(6)	(203)

d.	Enacted tax law changes in 2010 - On December 7, 2009, Mexico enacted new tax laws that became effective January 1, 2010 (the “2010 Tax Reform”). Among other things, the new laws:

•	Provide for a temporary increase in the ISR rate.

•	Disallow crediting IETU loss credit carryforwards against ISR liabilities.

The effects of these changes did not have a material effect on the Company’s financial information.

e.	Statutory income tax rates - Mexican companies are subject to a dual tax system comprised of ISR and IETU. Mexican entities pay the greater of the corporate flat tax or regular income tax and therefore determine their deferred income taxes based on the tax regime expected to be paid to in the future.

In 2011 and 2010, the ISR rate was 30%. As a result of the 2010 Tax Reform, the ISR rate will be 30% until 2012, 29% for 2013 and 28% for 2014 and thereafter. Taxpayers who file tax reports and meet certain requirements may obtain a tax credit equivalent to 0.5% or 0.25% of taxable income.

The IETU rate was 17.5% in 2011 and 2010.

Based on its projections, Satmex determined that in certain fiscal years it will pay ISR, while in others, it will pay IETU. Accordingly, Satmex scheduled the reversal of the temporary differences for both ISR and IETU purposes, determined by year, and applied the respective rates to temporary differences.

The Company has not taken any uncertain tax positions for which it believes it is more likely than not, based on technical merits, that it will not receive benefits taken for its tax positions. The tax years that remain subject to examination by the tax authorities include 2007 – 2011.

f.	As of December 31, 2011, Satmex has tax loss carryforwards, which are available to offset future taxable income, as follows:

Expiration Date	Amount

2012	$63,680
2013	74,742
2014	27,538
2016	205,549
2017	22,248
2018	71,697
2021	7,385

$472,839

The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law. Satmex utilized tax loss carryforwards of $53,758 as of December 31, 2010.

During 2011, $69,095 of tax loss carryforwards expired.

Due to uncertainties regarding Satmex’s ability to realize the full benefit from these tax loss carryforwards, Satmex has established a valuation allowance of $28,610 and $146,562 as of December 31, 2011 and 2010 respectively, against the deferred tax assets.